Employee benefits	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Employee benefits

17.	Employee benefits

(1)	Defined benefit and severance plans
Upon terminating employment, employees of Sony Group Corporation and its subsidiaries in Japan are entitled, under most circumstances, to lump-sum
indemnities or pension payments as described below. Sony Group Corporation and certain of its subsidiaries’ pension plans utilize a point-based plan under which a point is added every year reflecting the individual employee’s performance over that year. Under the point-based plan, the amount of payment is determined based on the sum of cumulative points from past services and interest points earned on the cumulative points regardless of whether or not the employee is voluntarily retiring.
Under the plans, in general, the defined benefits cover 65% of the indemnities under existing regulations to employees. The remaining indemnities are covered by severance payments by the companies. The pension benefits are payable at the option of the retiring employee either in a lump-sum
amount or monthly pension payments. Contributions to the plans are funded through several financial institutions in accordance with the applicable laws and regulations.
From April 1, 2012, Sony Group Corporation and substantially all of its subsidiaries in Japan have modified existing defined benefit pension plans such that life annuities will no longer accrue additional service benefits, with those participants instead accruing fixed-term annuities. The defined benefit pension plans were closed to new participants and a defined contribution plan was also introduced.
From October 1, 2019, Sony Group Corporation and substantially all of its subsidiaries in Japan have amended their defined benefit pension plans and have implemented defined contribution plans for all employees other than those employees that had retired before the amendments.
In addition, several of Sony’s foreign subsidiaries have defined benefit pension plans or severance indemnity plans, which cover substantially all of their employees. Under such plans, the related cost of benefits is currently funded or accrued. Benefits awarded under these plans are based primarily on the current rate of pay and length of service.

Net defined benefit liability (asset) recognized in the consolidated statements of financial position
Amounts recognized in the consolidated statements of financial position are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	March 31		March 31
	2022	2023	2022	2023
Present value of defined benefit obligations	614,763	573,143	277,903	124,702
Fair value of plan assets	(474,933)	(447,747)	(198,791)	(56,987)
The impact of minimum funding requirement and asset ceiling	4,870	6,897	2,491	3,455

Net amount	144,700	132,293	81,603	71,170

Amount recognized in the consolidated statements of financial position
Net defined benefit asset	(21,057)	(28,334)	(6,544)	(1,775)
Net defined benefit liability	165,757	160,627	88,147	72,945

Net amount	144,700	132,293	81,603	71,170

Present value of defined benefit obligations
The changes in the defined benef
it o
bligations for the fiscal years ended March 31, 2022 and 2023 are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	Fiscal year ended March 31		Fiscal year ended March 31
	2022	2023	2022	2023
Beginning balance of the fiscal year	640,061	614,763	371,239	277,903

Current service cost	12,868	12,660	2,424	2,319
Past service cost	4	5	(34)	(365)
Interest cost	3,751	4,367	5,117	4,623
Remeasurements:
Change in demographic assumptions	(536)	2,974	630	(458)
Change in financial assumptions	(8,594)	(27,314)	(16,789)	(60,179)
Other	(95)	(569)	(91)	(940)
Translation adjustments	—	—	19,372	11,213
Plan participants’ contributions	—	—	333	516
Benefits paid	(32,909)	(33,741)	(38,923)	(9,798)
Curtailments and settlements *	—	—	(65,375)	(100,132)
Other	213	(2)	—	—

Ending balance of the fiscal year	614,763	573,143	277,903	124,702

*
Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2022 relate mainly to the termination of the defined benefit pension plan at certain U.S. subsidiaries. Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2023 relate mainly to the termination of the defined benefit pension plan at certain U.K. subsi di
aries.

The weighted average duration of defined benefit obligations for the fiscal years ended March 31, 2022 and 2023 is as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2022	2023	2022	2023
Weighted average duration of defined benefit obligations	11.5 years	11.2 years	15.7 years	12.2 years
The significant actuarial assumptions used to determine the present value of defined benefit obligations as of March 31, 2022 and 2023 are as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2022	2023	2022	2023
Discount rate	0.7%	1.1%	2.5%	4.3%
The sensitivities of the defined benefit obligations to changes in the significant weighted-average actuarial assumptions are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	March 31		March 31
Change in assumptions	2022	2023	2022	2023
Discount rate
0.25% decrease	18,069	16,042	11,055	3,487
0.25% increase	(15,372)	(13,201)	(10,439)	(3,316)
The sensitivity analyses are calculated using the same method used to determine the defined benefit liability recognized in the consolidated statements of financial position while holding all other assumptions consistent.
Fair value of plan assets
Sony’s pension investment policy recognizes the expected growth and the variability risk associated with the long-term nature of pension liabilities, the returns and risks of diversification across asset classes, and the correlation among assets. The asset allocations are designed to maximize returns consistent with levels of liquidity and investment risk that are considered prudent and reasonable. While the pension investment policy gives appropriate consideration to recent market performance and historical returns, the investment assumptions utilized by Sony are designed to achieve a long-term return consistent with the long-term nature of the corresponding pension liabilities.
The investment objectives of Sony’s plan assets are designed to generate returns that will enable the plans to meet their future obligations. The precise amount for which these obligations will be settled depends on future events, including the retirement dates and life expectancy of the plans’ participants. The obligations are estimated using actuarial assumptions, based on current economic conditions and other pertinent factors. Sony’s investment strategy balances the requirement to generate returns, using potentially higher yielding assets such as equity securities, with the need to control risk in the portfolio with less volatile assets, such as fixed-income securities. Risks include, among others, inflation, volatility in equity values and changes in interest rates that could negatively impact the funding level of the plans, thereby increasing their dependence on contributions from Sony. To mitigate any potential concentration risk of plan assets, thorough consideration is given to balancing the portfolio among industry sectors and geographies, taking into account interest rate sensitivity, dependence on economic growth, currency and other factors that affect investment returns. The target allocations as of March 31, 202
3
, are, as a result of Sony’s asset liability management, 15% (202
2
: 16%) of equity securities, 53
% (2022:
52%
)
 of fixed income securities and 32% (202
2
: 32%) of other investments for the pension plans of Sony Group Corporation and most of its subsidiaries in Japan, and, on a weighted average basis, 1% (202
2
: 1%) of equity securities, 28% (202
2
: 22%) of fixed income securities and 71
%

(202
2
: 77%) of other investments for the pension plans of foreign subsidiaries.

The changes in the plan assets for the fiscal years ended March 31, 2022 and 2023 are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	Fiscal year ended March 31		Fiscal year ended March 31
	2022	2023	2022	2023
Beginning balance of the fiscal year	476,411	474,933	288,394	198,791

Interest income	3,026	3,649	3,955	2,804
Remeasurements:
Return on plan assets excluding interest income	17,617	(13,378)	(10,121)	(43,173)
Translation adjustments	—	—	13,880	5,760
Employer contribution	2,476	5,650	4,573	3,444
Plan participants’ contributions	—	—	333	516
Benefits paid	(24,597)	(23,107)	(37,545)	(8,240)
Refunds from the plans	—	—	(5,005)	—
Curtailments and settlements *	—	—	(59,673)	(102,915)

Ending balance of the fiscal year	474,933	447,747	198,791	56,987

*
Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2022 relate mainly to the termination of the defined benefit pension plan at certain U.S. subsidiaries. Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2023 relate mainly to the termination of the defined benefit pension plan at certain U.K. subsidiaries.

Sony makes contributions to its defined benefit pension plans as deemed appropriate by management after considering the fair value of plan assets, expected return on plan assets and the present value of defined benefit obligations. Sony expects to contribute approximately 2 billion yen to the Japanese plans and approximately 5 billion yen to the foreign plans during the fiscal year ending March 31, 2024.
The fair values of the assets held by Japanese and foreign plans are as follows:

	Yen in millions
	Japanese plans
	March 31 2022	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	13,843	13,843	—
Equity securities *1	31,660	28,175	3,485
Fixed income:
Government bonds *2	10,005	1,122	8,883
Corporate bonds *3	4,222	31	4,191
Commingled funds *4	316,319	—	316,319
Private equity	49,777	—	49,777
Hedge funds	49,107	—	49,107

Total	474,933	43,171	431,762

	Yen in millions
	Japanese plans
	March 31 2023	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	18,060	18,060	—
Equity securities *1	37,562	33,335	4,227
Fixed income:
Government bonds *2	10,369	975	9,394
Corporate bonds *3	4,587	25	4,562
Commingled funds *4	287,978	—	287,978
Private equity	40,612	—	40,612
Hedge funds	48,579	—	48,579

Total	447,747	52,395	395,352

*1	Represents primarily Japanese equity securities.

*2
Includes approximately 84% and 85% of debt securities issued by Japanese national and local governments, and 16%
 and
15%
of debt securities issued by foreign national and local governments as of the fiscal years ended March 31, 2022 and 2023, respectively.

*3	Includes debt securities issued by Japanese and foreign corporation s and government related agencies.

*4	Commingled funds represent pooled institutional investments, including primarily investment trusts.

	Yen in millions
	Foreign plans
	March 31 2022	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	2,350	2,350	—
Equity securities *1	61	61	—
Fixed income:
Government bonds *2	19,141	—	19,141
Corporate bonds *3	23,546	—	23,546
Asset-backed securities	63	—	63
Insurance contracts *4	129,084	432	128,652
Commingled funds *5	22,316	—	22,316
Real estate and other	2,230	8	2,222

Total	198,791	2,851	195,940

	Yen in millions
	Foreign plans
	March 31 2023	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	2,403	2,403	—
Equity securities *1	65	65	—
Fixed income:
Government bonds *2	2,135	—	2,135
Corporate bonds *3	12,052	—	12,052
Asset-backed securities	61	—	61
Insurance contracts *4	19,401	341	19,060
Commingled funds *5	18,113	—	18,113
Real estate and other	2,757	8	2,749

Total	56,987	2,817	54,170

*1	Includes primarily foreign equity securities.

*2	Includes primarily foreign government debt securities.

*3	Includes primarily foreign corporate debt securities.

*4	Represents annuity contracts with or without profit sharing and bulk insurance contracts.

*5	Commingled funds represent pooled institutional investments, including primarily investment trusts.
The impact of minimum funding requirement and asset ceiling
The impact of minimum funding requirement and asset ceiling for the fiscal years ended March 31, 2022 and 2023 is as follows:

	Yen in millions
	Japanese plans		Foreign plans
	Fiscal year ended March 31		Fiscal year ended March 31
	2022	2023	2022	2023
Beginning balance of the fiscal year	3,990	4,870	13,156	2,491

Interest income	25	39	187	65
Remeasurements:
Change in asset ceiling excluding interest income	855	1,988	(11,018)	811
Translation adjustments	—	—	166	88

Ending balance of the fiscal year	4,870	6,897	2,491	3,455

(2)	Defined contribution plans
Total defined contribution expenses for the fiscal years ended March 31, 2021, 2022 and 2023 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022	2023
Japanese plans	10,992	11,137	11,461
Foreign plans	9,639	11,154	17,271

(3)	Employee benefits expenses
Employee benefits expenses included in cost of sales, selling, general and administrative, and financial services expenses in the consolidated statements of income for the fiscal years ended March 31, 2021, 2022 and 2023 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022	2023
Total employee benefits expenses	1,187,119	1,253,148	1,539,965
Employee benefits expenses include salaries, bonuses, stock-based compensation, social security, welfare and expenses relating to post-employment benefits.